The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio-Davis New York Venture Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 14, 2012 (Accession No. 0001193125-12-391967), which is incorporated herein by reference.